Consolidated Statements of Shareholders' Equity (USD $) In Thousands	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Deficit [Member]	Accumulated Other Comprehensive Gain (Loss) [Member]	Deferred Compensation Plan Trust [Member]	Treasury Stock [Member]
Beginning Balance at Dec. 31, 2011	$ 309,083	$ 87,825	$ 504,508	$ (257,520)	$ 625	$ (193)	$ (26,162)
Net loss	(50,491)			(50,491)
Other comprehensive (loss) income	1,561				1,561
Issuance of common stock	1,127	396	794			(63)
Stock-based compensation	1,315	80	1,235
Ending Balance at Dec. 31, 2012	262,595	88,301	506,537	(308,011)	2,186	(256)	(26,162)
Net loss	(9,943)			(9,943)
Other comprehensive (loss) income	(9,241)				(9,241)
Issuance of common stock	1,313	365	(386)			(266)	1,600
Stock-based compensation	613	45	568
Ending Balance at Dec. 31, 2013	245,337	88,711	506,719	(317,954)	(7,055)	(522)	(24,562)
Net loss	(29,808)			(29,808)
Other comprehensive (loss) income	6,917				6,917
Exercise of stock options	16		(75)				91
Capital raise	20,000	5,666	14,334
Issuance of common stock	1,991	131	(6,134)			(77)	8,071
Stock-based compensation	870		(773)				1,643
Ending Balance at Dec. 31, 2014	$ 245,323	$ 94,508	$ 514,071	$ (347,762)	$ (138)	$ (599)	$ (14,757)